COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

January 31, 2020 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	5.6%
BANKS	1.9%
Citizens Financial Group, Inc., 6.35% to 4/6/24, Series D(a),(b)		49,036	$1,361,239
GMAC Capital Trust I, 7.695% (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(c)		354,558	9,448,971
PNC Financial Services Group, Inc., 6.125% to 5/1/22, Series P(a),(b)		169,069	4,646,016
Synovus Financial Corp., 5.875% to 7/1/24, Series E(a),(b)		223,450	6,006,336
Valley National Bancorp, 5.50% to 9/30/22, Series B(a),(b)		111,375	2,944,755
Wells Fargo & Co., 5.85% to 9/15/23, Series Q(a),(b)		337,675	9,178,007
Wells Fargo & Co., 6.625% to 3/15/24, Series R(a),(b)		137,051	3,937,475

			37,522,799

ELECTRIC	0.0%
Integrys Holding, Inc., 6.00% to 8/1/23, due 8/1/73(a)		28,360	786,990

FINANCIAL	0.8%
DIVERSIFIED FINANCIAL SERVICES	0.1%
State Street Corp., 5.90% to 3/15/24, Series D(a),(b)		76,212	2,144,606

INVESTMENT BANKER/BROKER	0.7%
Morgan Stanley, 6.375% to 10/15/24, Series I(a),(b)		477,069	13,739,587

TOTAL FINANCIAL			15,884,193

INSURANCE—REINSURANCE	0.4%
Reinsurance Group of America, Inc., 6.20% to 9/15/22, due 9/15/42(a)		254,731	7,048,407

PIPELINES	1.3%
Energy Transfer Operating LP, 7.625% to 8/15/23, Series D(a),(b)		732,245	18,196,288
Energy Transfer Operating LP, 7.60% to 5/15/24, Series E(a),(b)		280,504	7,068,701

			25,264,989

PIPELINES—FOREIGN	0.5%
Enbridge, Inc., 6.375% to 4/15/23, due 4/15/78, Series B (Canada)(a)		334,372	9,098,262

UTILITIES	0.2%
NiSource, Inc., 6.50% to 3/15/24, Series B(a),(b)		147,751	4,134,073

		Shares		Value
UTILITIES—FOREIGN	0.5%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23, due 10/17/78 (Canada)(a)		124,700		$3,543,974
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada)(a)		216,825		6,285,756

				9,829,730

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$105,794,920)				109,569,443

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	71.5%
BANKS	21.1%
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		$9,471,000		10,623,668
Bank of America Corp., 5.125% to 6/20/24, Series JJ(a),(b)		6,000,000		6,357,630
Bank of America Corp., 4.30% to 1/28/25, Series MM(a),(b)		763,000		762,351
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		20,007,000		22,296,701
Bank of New York Mellon Corp./The, 4.95% to 6/20/20, Series E(a),(b)		2,443,000		2,469,433
Citigroup, Inc., 5.90% to 2/15/23(a),(b)		15,388,000		16,438,385
Citigroup, Inc., 5.95% to 1/30/23(a),(b)		30,855,000		32,952,832
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(b)		7,778,000		8,502,871
Citigroup, Inc., 5.95% to 8/15/20, Series Q(a),(b)		1,450,000		1,475,687
Citigroup, Inc., 6.125% to 11/15/20, Series R(a),(b)		11,828,000		12,193,485
Citigroup, Inc., 5.00% to 9/12/24, Series U(a),(b)		10,000,000		10,480,550
Citigroup, Inc., 4.70% to 1/30/25, Series V(a),(b)		4,770,000		4,866,950
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C(a),(b)		2,710,000		2,901,583
CoBank ACB, 6.25% to 10/1/22, Series F(a),(b)		29,100	†	3,128,250
CoBank ACB, 6.25% to 10/1/26, Series I(a),(b)		1,300,000		1,442,740
Corestates Capital II, 2.481% (3 Month US LIBOR + 0.65%), due 1/15/27, 144A (FRN)(c),(d)		9,000,000		8,591,265
Corestates Capital III, 2.48% (3 Month US LIBOR + 0.57%), due 2/15/27, 144A (TruPS) (FRN)(c),(d)		9,005,000		8,682,306
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A(d)		3,400,000		4,660,975
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(a),(b),(d)		8,000	†	868,000
Farm Credit Bank of Texas, 10.00%, Series 1(b)		9,750	†	10,125,375
Goldman Sachs Group, Inc./The, 5.785% (3 Month US LIBOR + 3.884%), Series L (FRN)(b),(c)		4,750,000		4,761,875
Goldman Sachs Group, Inc./The, 5.375% to 5/10/20, Series M(a),(b)		9,310,000		9,381,361
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(a),(b)		7,520,000		8,097,574

		Principal Amount	Value
Goldman Sachs Group, Inc./The, 4.95% to 2/10/25, Series R(a),(b)		$9,770,000	$10,216,440
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FF(a),(b)		4,000,000	4,186,780
JPMorgan Chase & Co., 4.60% to 2/1/25, Series HH(a),(b)		11,610,000	11,867,162
JPMorgan Chase & Co., 5.24% (3 Month US LIBOR + 3.47%), Series I (FRN)(b),(c)		19,909,000	20,063,394
JPMorgan Chase & Co., 6.00% to 8/1/23, Series R(a),(b)		13,766,000	14,849,315
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)		12,660,000	14,281,176
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)		17,700,000	19,542,659
JPMorgan Chase & Co., 5.30% to 5/1/20, Series Z(a),(b)		9,812,000	9,883,480
M&T Bank Corp., 5.00% to 8/1/24, Series G(a),(b)		3,400,000	3,609,355
PNC Financial Services Group, Inc., 6.75% to 8/1/21, Series O(a),(b)		24,046,000	25,625,582
Truist Bank, 4.00% (3 Month US LIBOR + 0.645%, Floor 4.00%), Series J, (FRN)(b),(c)		3,366,000	3,144,669
Truist Bank, 2.544% (3 Month US LIBOR + 0.650%), due 3/15/28, (FRN)(c)		6,550,000	6,237,663
Truist Financial Corp., 5.05% to 12/15/24, Series L(a),(b)		14,935,000	15,387,680
Truist Financial Corp., 4.80% to 9/01/24, Series N(a),(b)		12,640,000	13,042,774
US Bancorp, 5.125% to 1/15/21, Series I(a),(b)		5,040,000	5,161,464
Wachovia Capital Trust II, 2.331% (3 Month US LIBOR + 0.50%), due 1/15/27, (FRN)(c)		3,500,000	3,319,173
Wells Fargo & Co., 5.664% (3 Month US LIBOR + 3.77%), Series K (FRN)(b),(c)		38,995,000	39,289,412

			411,770,025

BANKS—FOREIGN	22.0%
Australia & New Zealand Banking Group Ltd., 2.95% , to 7/22/255-year Treasury Constant Maturity Rate + 1.288%, due 7/22/30, 144A (Australia)(a),(d)		9,400,000	9,546,171
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)(a),(b),(e)		7,400,000	7,886,143
Banco Bilbao Vizcaya Argentaria SA, 8.875% to 4/14/21 (Spain)(a),(b),(e),(f)		2,000,000	2,421,368
Banco Santander SA, 7.50% to 2/8/24 (Spain)(a),(b),(e),(f)		4,600,000	5,131,765
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)(a),(b),(d)		13,940,000	15,163,800
Barclays PLC, 5.875% to 9/15/24 (United Kingdom)(a),(b),(e),(f)		2,000,000	2,829,171
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(a),(b),(e),(f)		5,950,000	6,455,643
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(e)		14,400,000	16,261,992
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)(a),(b),(d),(e)		9,400,000	10,252,533
BNP Paribas SA, 6.75% to 3/14/22, 144A (France)(a),(b),(d),(e)		8,600,000	9,140,166

	Principal Amount	Value
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)(a),(b),(d),(e)	$29,150,000	$30,684,310
Commerzbank AG, 7.00% to 4/9/25 (Germany)(a),(b),(e),(f)	4,200,000	4,551,763
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(b),(d),(e)	9,200,000	10,160,894
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(b),(d),(e)	9,600,000	10,941,187
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(a),(b),(e),(f)	16,800,000	18,131,232
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(a),(b),(d),(e)	5,000,000	5,680,990
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(b),(d),(e)	24,600,000	27,122,607
DNB Bank ASA, 4.875% to 11/12/24 (Norway)(a),(b),(e),(f)	9,200,000	9,406,945
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(a),(b),(e),(f)	9,100,000	9,702,875
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(e)	3,600,000	3,937,734
HSBC Holdings PLC, 6.875% to 6/1/21 (United Kingdom)(a),(b),(e)	18,900,000	19,815,988
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)(a),(b),(e),(f)	8,400,000	9,009,000
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(b),(d),(e)	4,400,000	4,936,558
Itau Unibanco Holding SA, 4.50% to 11/21/24, due 11/21/29, 144A (Brazil)(a),(d),(e)	3,400,000	3,495,200
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(e)	4,000,000	4,489,700
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(b),(d),(e)	4,200,000	4,741,569
Royal Bank of Scotland Group PLC, 7.50% to 8/10/20 (United Kingdom)(a),(b),(e)	10,750,000	11,016,331
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31 (United Kingdom)(a),(b)	3,200,000	4,632,720
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(e)	2,523,000	2,948,517
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (United Kingdom)(a),(b),(e)	16,500,000	17,849,287
Skandinaviska Enskilda Banken AB, 5.125% to 5/13/25 (Sweden)(a),(b),(e),(f)	4,000,000	4,116,400
Skandinaviska Enskilda Banken AB, 5.75% to 5/13/20, Series EMTN (Sweden)(a),(b),(e),(f)	5,400,000	5,443,232
Societe Generale SA, 7.375% to 9/13/21, 144A (France)(a),(b),(d),(e)	12,850,000	13,705,489
Societe Generale SA, 7.375% to 10/4/23, 144A (France)(a),(b),(d),(e)	3,400,000	3,753,957
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(b),(d),(e)	6,600,000	7,462,587
Standard Chartered PLC, 6.50% to 4/2/20, 144A (United Kingdom)(a),(b),(d),(e)	2,200,000	2,209,777

		Principal Amount	Value
Standard Chartered PLC, 7.50% to 4/2/22, 144A (United Kingdom)(a),(b),(d),(e)		$13,800,000	$14,796,153
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(b),(d),(e)		5,200,000	5,748,548
Svenska Handelsbanken AB, 6.25% to 3/1/24, Series EMTN (Sweden)(a),(b),(e),(f)		13,600,000	14,824,000
UBS Group Funding Switzerland AG, 6.875% to 3/22/21 (Switzerland)(a),(b),(e),(f)		15,200,000	15,806,693
UBS Group Funding Switzerland AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(b),(d),(e)		14,450,000	15,921,082
UBS Group Funding Switzerland AG, 7.125% to 2/19/20 (Switzerland)(a),(b),(e),(f)		6,200,000	6,211,011
UBS Group Funding Switzerland AG, 7.125% to 8/10/21 (Switzerland)(a),(b),(e),(f)		20,000,000	21,189,240

			429,532,328

COMMUNICATIONS—TOWERS	0.6%
SBA Communications Corp., 3.875%, due 2/15/27, 144A(d)		11,400,000	11,585,250

ELECTRIC	4.0%
Dominion Energy, Inc., 2.715%, due 8/15/21		7,000,000	7,076,099
Dominion Energy, Inc., 3.071%, due 8/15/24		4,000,000	4,159,271
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(a),(b)		13,950,000	14,481,007
DTE Energy Co., 2.529%, due 10/1/24, Series C		5,900,000	6,032,335
Duke Energy Corp., 4.875% to 9/16/24(a),(b)		15,100,000	16,037,785
Georgia Power Co., 2.10%, due 7/30/23, Series A		5,000,000	5,063,110
Georgia Power Co., 2.20%, due 9/15/24, Series A		10,000,000	10,128,716
Southern Co./The, 5.50% to 3/15/22, due 3/15/57, Series B(a)		15,433,000	16,168,860

			79,147,183

ELECTRIC—FOREIGN	1.3%
Electricite de France SA, 4.00% to 7/4/24 (France)(a),(b),(f)		5,000,000	6,080,537
Electricite de France SA, 5.25% to 1/29/23, 144A (France)(a),(b),(d)		5,650,000	5,946,569
Electricite de France SA, 5.625% to 1/22/24, 144A (France)(a),(b),(d)		9,092,000	9,565,568
Electricite de France SA, 5.375% to 1/29/25, Series EMTN (France)(a),(b),(f)		2,600,000	3,357,220

			24,949,894

		Principal Amount		Value
FINANCIAL	2.3%
DIVERSIFIED FINANCIAL SERVICES	0.7%
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50, 144A(a),(d)		$6,235,000		$6,405,649
BGC Partners, Inc., 3.75%, due 10/1/24		7,000,000		7,160,591

				13,566,240

INVESTMENT BANKER/BROKER	1.6%
Charles Schwab Corp./The, 7.00% to 2/1/22(a),(b)		11,650,000		12,709,451
Morgan Stanley, 5.55% to 7/15/20, Series J(a),(b)		18,290,000		18,554,839

				31,264,290

TOTAL FINANCIAL				44,830,530

FOOD	0.1%
Dairy Farmers of America, Inc., 7.875%, 144A(b),(d),(g)		15,000	†	1,507,500

INDUSTRIALS—DIVERSIFIED MANUFACTURING	1.2%
General Electric Co., 5.00% to 1/21/21, Series D(a),(b)		22,986,000		22,773,494

INSURANCE	13.8%
LIFE/HEALTH INSURANCE	4.4%
MetLife, Inc., 5.25% to 6/15/20, Series C(a),(b)		8,140,000		8,216,720
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44(a)		3,500,000		3,738,893
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(a)		25,257,000		27,357,645
Prudential Financial, Inc., 5.875% to 9/15/22, due 9/15/42(a)		24,599,000		26,485,743
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(a)		10,564,000		11,242,684
Voya Financial, Inc., 6.125% to 9/15/23, Series A(a),(b)		7,239,000		7,850,297

				84,891,982

LIFE/HEALTH INSURANCE—FOREIGN	4.1%
Dai-ichi Life Insurance Co., Ltd., 5.10% to 10/28/24, 144A (Japan)(a),(b),(d)		3,250,000		3,565,592
Dai-ichi Life Insurance Co., Ltd., 7.25% to 7/25/21, 144A (Japan)(a),(b),(d)		34,007,000		36,300,432
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(a),(b),(f)		11,200,000		12,544,000
Hanwha Life Insurance Co., Ltd., 4.70% to 4/23/23, 144A (South Korea)(a),(b),(d)		4,000,000		4,116,581
Nippon Life Insurance Co., 5.00% to 10/18/22, due 10/18/42, 144A (Japan)(a),(d)		8,600,000		9,109,722

		Principal Amount		Value
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom)(a),(b),(e),(f)		$3,700,000		$3,857,805
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan)(a),(d)		10,200,000		11,467,299

				80,961,431

MULTI-LINE	0.8%
Hartford Financial Services Group, Inc./The, 4.035% (3 Month US LIBOR + 2.125%), due 2/12/47, 144A, Series ICON (FRN)(c),(d)		16,544,000		15,952,469

PROPERTY CASUALTY	0.7%
Liberty Mutual Group, Inc., 3.625% to 5/23/24, due 5/23/59, 144A(a),(d)		12,400,000		14,376,839

PROPERTY CASUALTY—FOREIGN	3.8%
Mitsui Sumitomo Insurance Co., Ltd., 7.00% to 3/15/22, due 3/15/72, 144A (Japan)(a),(d)		27,374,000		30,056,515
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(a),(f)		10,600,000		11,916,467
QBE Insurance Group Ltd., 7.50% to 11/24/23, due 11/24/43, 144A (Australia)(a),(d)		6,690,000		7,573,415
Sompo Japan Nipponkoa Insurance, Inc., 5.325% to 3/28/23, due 3/28/73, 144A (Japan)(a),(d)		7,050,000		7,555,802
Swiss Re Finance Luxembourg SA, 4.25% to 9/4/24 (Switzerland)(a),(b),(f)		8,800,000		9,071,040
VIVAT NV, 6.25% to 11/16/22 (Netherlands)(a),(b),(f)		8,100,000		8,312,544

				74,485,783

TOTAL INSURANCE				270,668,504

INTEGRATED TELECOMMUNICATIONS SERVICES	1.2%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(d)		23,396	†	24,089,107

MATERIAL—METALS & MINING—FOREIGN	0.9%
BHP Billiton Finance USA Ltd., 6.25% to 10/19/20, due 10/19/75, 144A (Australia)(a),(d)		16,600,000		17,038,987

PIPELINES—FOREIGN	1.5%
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(a)		3,500,000		3,751,107
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(a)		8,000,000		8,643,960
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (Canada)(a)		10,828,000		11,415,365
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(a)		5,095,000		5,536,966

				29,347,398

		Principal Amount	Value
UTILITIES—ELECTRIC UTILITIES—FOREIGN	1.5%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(a)		$7,500,000	$8,639,588
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(a),(d)		17,810,000	21,062,106

			29,701,694

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$1,361,964,101)			1,396,941,894

CORPORATE BONDS	18.5%
BANKS	0.3%
CIT Group, Inc., 4.75%, due 2/16/24		5,000,000	5,331,250

DIVERSIFIED FINANCIAL SERVICES	0.8%
GE Capital International Funding Co. Unlimited Co., 3.373%, due 11/15/25		14,650,000	15,539,406

ELECTRIC	0.6%
WEC Energy Group, Inc., 3.10%, due 3/8/22, 3.10%		3,350,000	3,442,900
WEC Energy Group, Inc., 3.375%, due 6/15/21, 3.375%		8,260,000	8,445,963

			11,888,863

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	0.8%
Ford Motor Credit Co. LLC, 4.25%, due 9/20/22		1,372,000	1,425,156
Ford Motor Credit Co. LLC, 2.71% (3 Month US LIBOR + 0.81%), due 4/5/21, (FRN)(c)		6,100,000	6,090,706
General Motors Financial Co., Inc., 2.89% (3 Month US LIBOR + 0.99%), due 1/5/23, (FRN)(c)		3,875,000	3,882,531
General Motors Financial Co., Inc., 3.271% (3 Month US LIBOR + 1.31%), due 6/30/22, (FRN)(c)		4,461,000	4,505,118

			15,903,511

INTEGRATED TELECOMMUNICATIONS SERVICES	1.5%
Verizon Communications, Inc., 3.45%, due 3/15/21, 3.45%		10,810,000	11,027,626
Verizon Communications, Inc., 5.15%, due 9/15/23		10,438,000	11,662,943
Verizon Communications, Inc., 3.01%, due 5/15/25, (FRN) (3 Month US LIBOR + 1.10%)(c)		6,800,000	7,003,867

			29,694,436

		Principal Amount	Value
MEDIA	0.2%
Comcast Corp., 3.45%, due 10/1/21		$3,900,000	$4,016,437

REAL ESTATE	14.0%
DIVERSIFIED	0.2%
National Retail Properties, Inc., 3.90%, due 6/15/24		3,760,000	4,036,195

FINANCE	1.7%
CyrusOne LP/CyrusOne Finance Corp., 2.90%, due 11/15/24		11,675,000	11,902,371
Newmark Group, Inc., 6.125%, due 11/15/23		9,060,000	9,942,946
VEREIT Operating Partnership LP, 4.625%, due 11/1/25		1,000,000	1,116,419
VEREIT Operating Partnership LP, 4.875%, due 6/1/26		8,151,000	9,218,764

			32,180,500

HEALTH CARE	2.8%
Healthcare Trust of America Holdings LP, 3.70%, due 4/15/23		6,765,000	7,055,156
Healthpeak Properties Inc, 4.25%, due 11/15/23		1,994,000	2,151,170
Healthpeak Properties, Inc., 4.20%, due 3/1/24		2,731,000	2,956,956
Senior Housing Properties Trust, 6.75%, due 4/15/20		4,000,000	4,013,473
Senior Housing Properties Trust, 6.75%, due 12/15/21, 6.75%		12,035,000	12,778,849
Welltower, Inc., 3.625%, due 3/15/24, 3.625%		10,060,000	10,702,024
Welltower, Inc., 4.00%, due 6/1/25		11,344,000	12,402,237
Welltower, Inc., 4.50%, due 1/15/24		3,164,000	3,447,047

			55,506,912

HOTEL	0.4%
Ryman Hospitality Properties, Inc., 4.75%, due 10/15/27, 4.75%, 144A(d)		2,508,000	2,612,960
Service Properties Trust, 4.35%, due 10/1/24, 4.35%		5,750,000	6,058,278

			8,671,238

		Principal Amount	Value
INDUSTRIALS	0.5%
Sabra Health Care LP/Sabra Capital Corp., 4.80%, due 6/1/24		$8,250,000	$8,873,164

NET LEASE	2.9%
Realty Income Corp., 3.25%, due 10/15/22		5,138,000	5,330,324
Realty Income Corp., 4.65%, due 8/1/23		9,143,000	9,964,450
VICI Properties LP/VICI Note Co., Inc., 3.50%, due 2/15/25, 144A(d)		5,749,000	5,860,387
VICI Properties LP/VICI Note Co., Inc., 4.25%, due 12/1/26, 4.25%, 144A(d)		14,200,000	14,599,943
VICI Properties LP/VICI Note Co., Inc., 4.625%, due 12/1/29, 4.625%, 144A(d)		5,750,000	6,019,387
VEREIT, Inc., 3.75%, due 12/15/20		6,850,000	6,931,341
WP Carey, Inc., 4.60%, due 4/1/24, 4.60%		7,325,000	7,949,755

			56,655,587

OFFICE	2.6%
Alexandria Real Estate Equities, Inc., 3.90%, due 6/15/23, 3.90%		7,620,000	8,093,973
Alexandria Real Estate Equities, Inc., 4.00%, due 1/15/24		3,900,000	4,205,880
Boston Properties LP, 3.80%, due 2/1/24		750,000	802,149
Corporate Office Properties LP, 3.60%, due 5/15/23		10,650,000	11,084,880
Corporate Office Properties LP, 3.70%, due 6/15/21		8,000,000	8,136,078
Corporate Office Properties LP, 5.00%, due 7/1/25		2,524,000	2,780,103
Kilroy Realty LP, 3.80%, due 1/15/23		7,004,000	7,333,852
SL Green Operating Partnership LP, 3.25%, due 10/15/22		8,190,000	8,436,695

			50,873,610

RESIDENTIAL	0.3%
ERP Operating LP, 4.625%, due 12/15/21		2,200,000	2,301,126
Post Apartment Homes LP, 3.375%, due 12/1/22		2,500,000	2,590,669

			4,891,795

		Principal Amount	Value
RETAIL	0.2%
Retail Opportunity Investments Partnership LP, 5.00%, due 12/15/23		$3,000,000	$3,243,126

SELF STORAGE	0.2%
CubeSmart LP, 4.00%, due 11/15/25		4,179,000	4,559,029

SHOPPING CENTERS—COMMUNITY CENTER	0.6%
Weingarten Realty Investors, 3.50%, due 4/15/23		8,635,000	8,943,808
Weingarten Realty Investors, 4.45%, due 1/15/24		2,362,000	2,530,133

			11,473,941

SPECIALTY	1.6%
Brookfield Property REIT, Inc., 5.75%, due 5/15/26, 144A(d)		7,226,000	7,553,367
Equinix,Inc., 2.625%, due 11/18/24		8,800,000	8,912,420
Equinix, Inc., 2.875%, due 2/1/26		13,000,000	14,936,304

			31,402,091

TOTAL REAL ESTATE			272,367,188

TELECOMMUNICATION—COMMUNICATIONS—FOREIGN	0.1%
Vodafone Group PLC, 3.75%, due 1/16/24 (United Kingdom)		2,300,000	2,454,742

UTILITIES—ELECTRIC UTILITIES—FOREIGN	0.2%
Enel Finance International NV, 2.875%, due 5/25/22, 144A (Italy)(d)		4,000,000	4,081,612

TOTAL CORPORATE BONDS (Identified cost—$350,338,275)			361,277,445

		Shares	Value
SHORT-TERM INVESTMENTS	4.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.52%(h)		86,579,650	$86,579,650

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$86,579,650)			86,579,650

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,904,676,946)	100.0%		1,954,368,432
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0		857,473

NET ASSETS	100.0%		$1,955,225,905

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	2,097,666	USD	2,350,800	2/4/20	$24,384
Brown Brothers Harriman	EUR	11,382,793	USD	12,676,106	2/4/20	52,025
Brown Brothers Harriman	EUR	22,012,470	USD	24,758,306	2/4/20	345,387
Brown Brothers Harriman	GBP	2,095,315	USD	2,777,832	2/4/20	10,969
Brown Brothers Harriman	USD	2,764,496	GBP	2,095,315	2/4/20	2,367
Brown Brothers Harriman	USD	39,333,619	EUR	35,492,929	2/4/20	29,797
Brown Brothers Harriman	EUR	37,674,470	USD	41,819,792	3/3/20	(34,707)
Brown Brothers Harriman	GBP	2,157,102	USD	2,847,892	3/3/20	(2,684)

						$427,538

Glossary of Portfolio Abbreviations

EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Security converts to floating rate after the indicated fixed-rate coupon period.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c)	Variable rate. Rate shown is in effect at January 31, 2020.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $506,269,182 which represents 25.9% of the net assets of the Fund, of which 0.0% are illiquid.

(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $404,047,442 or 20.7% of the net assets of the Fund.

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $190,369,951 which represents 9.7% of the net assets of the Fund, of which 0.0% are illiquid.

(g)	Security value is determined based on significant unobservable inputs (Level 3).
(h)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of January 31, 2020 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—$25 Par Value:
Electric	$786,990	$—	$786,990	$—
Other Industries	108,782,453	108,782,453	—	—
Preferred Securities—Capital Securities:
Food	1,507,500	—	—	1,507,500
Others Industries	1,395,434,394	—	1,395,434,394	—
Corporate Bonds	361,277,445	—	361,277,445	—
Short-Term Investments	86,579,650	—	86,579,650	—

Total Investments in Securities(a)	$1,954,368,432	108,782,453	$1,844,078,479	$1,507,500	(b)

Forward Foreign Currency Exchange Contracts	$464,929	$—	$464,929	$—

Total Derivative Assets(a)	$464,929	$—	$464,929	$—

Forward Foreign Currency Exchange Contracts	$(37,391)	$—	$(37,391)	$—

Total Derivative Liabilities(a)	$(37,391)	$—	$(37,391)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.
(b)

Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities— Capital Securities— Food
Balance as of April 30, 2019	$1,503,180
Change in unrealized appreciation (depreciation)	4,320

Balance as of January 31, 2020	$1,507,500

The change in unrealized appreciation (depreciation) attributable to securities owned on January 31, 2020 which were valued using significant unobservable inputs (Level 3) amounted to $4,320.

Note 2. Derivative Instruments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the nine months ended January 31, 2020:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$23,546,948